Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year	$ 1,952	$ 1,555
Increases related to prior year tax positions	709
Increases from tax positions taken in the current year	1,310	397
Gross unrecognized tax benefits at the end of the year	$ 3,971	$ 1,952